Revenue Recognition - Schedule of Revenues Recognized for Each Revenue Stream (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 185,360	$ 164,957
Pellet Procedures Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	140,991	128,952
Dietary Supplements
Disaggregation of Revenue [Line Items]
Total revenue	38,090	32,412
Disposable Trocars Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	3,320	1,698
Shipping Fees Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	172	71
Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	182,573	163,133
Training Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,170	973
Contract-Term Services Revenue
Disaggregation of Revenue [Line Items]
Total revenue	920	851
Other Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	697
Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,787	$ 1,824